Income Taxes	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Income Taxes

NOTE 5 INCOME TAXES

TDS' Income taxes receivable at December 31, 2011 and 2010 were as follows:

December 31,	2011	2010
(Dollars in thousands)
Federal income taxes receivable	$77,238	$56,109
State income taxes receivable	8,398	8,876
	$85,636	$64,985

Income tax expense is summarized as follows:

Year Ended December 31,	2011	2010	2009
(Dollars in thousands)
Current
Federal	$(94,627)	$24,329	$92,303
State	5,583	(5,532)	7,222
Deferred
Federal	214,722	67,466	28,451
State	(12,175)	8,925	7,563
	$113,503	$95,188	$135,539

A reconciliation of TDS' income tax expense computed at the statutory rate to the reported income tax expense, and the statutory federal income tax expense rate to TDS' effective income tax expense rate is as follows:

Year Ended December 31,	2011		2010		2009
	Amount	Rate	Amount	Rate	Amount	Rate
(Dollars in millions)
Statutory federal income tax expense and rate	$127.3	35.0%	$100.0	35.0%	$134.9	35.0%
State income taxes, net of federal benefit (1)	(20.3)	(5.6)	2.7	1.0	5.8	1.5
Effect of noncontrolling interests	(3.0)	(0.8)	(4.0)	(1.4)	(4.0)	(1.0)
Correction of deferred taxes (2)	5.4	1.5	—	—	—	—
Other differences, net	4.1	1.1	(3.5)	(1.3)	(1.2)	(0.3)
Total income tax expense and rate	$113.5	31.2%	$95.2	33.3%	$135.5	35.2%

  Net state income tax benefit is a result of changes in the valuation allowance. These changes primarily relate to the ability to utilize net operating losses as a result of state income tax law changes.

  TDS recorded an immaterial adjustment to correct deferred tax balances related to a difference in the tax basis in certain partnership investments for errors occurring prior to 2009.

TDS' current Net deferred income tax asset totaled $40.9 million and $37.1 million at December 31, 2011 and 2010, respectively, and primarily represents the deferred tax effects of accrued liabilities and the allowance for doubtful accounts on customer receivables.

TDS' noncurrent deferred income tax assets and liabilities at December 31, 2011 and 2010 and the temporary differences that gave rise to them were as follows:

December 31,	2011	2010
(Dollars in thousands)
Noncurrent deferred tax assets
Net operating loss ("NOL") carryforwards	$103,709	$80,109
Stock-based compensation	46,410	40,777
Other	51,457	63,016
	201,576	183,902
Less valuation allowance	(48,714)	(69,579)
Total noncurrent deferred tax assets	152,862	114,323
Noncurrent deferred tax liabilities
Property, plant and equipment	608,669	426,305
Licenses/intangibles	224,817	194,943
Partnership investments	123,898	74,634
Other	4,191	7,533
Total noncurrent deferred tax liabilities	961,575	703,415
Net noncurrent deferred income tax liability	$808,713	$589,092

At December 31, 2011, TDS and certain subsidiaries had $1,664.6 million of state NOL carryforwards (generating an $89.0 million deferred tax asset) available to offset future taxable income primarily of the individual subsidiaries that generated the losses. The state NOL carryforwards expire between 2012 and 2031. Certain subsidiaries had federal NOL carryforwards (generating a $14.7 million deferred tax asset) available to offset future taxable income. The federal NOL carryforwards expire between 2012 and 2031. A valuation allowance was established for certain state NOL carryforwards and federal NOL carryforwards since it is more likely than not that a portion of such carryforwards will expire before they can be utilized.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2011	2010	2009
(Dollars in thousands)
Unrecognized tax benefits balance at January 1,	$34,002	$45,034	$39,234
Additions for tax positions of current year	4,369	5,271	5,349
Additions for tax positions of prior years	171	179	4,362
Reductions for tax positions of prior years	(1,973)	(3,517)	(3,855)
Reductions for settlements of tax positions	(976)	(12,549)	—
Reductions for lapses in statutes of limitations	(6,752)	(416)	(56)
Unrecognized tax benefits balance at December 31,	$28,841	$34,002	$45,034

Unrecognized tax benefits are included in Accrued taxes and Other deferred liabilities and credits in the Consolidated Balance Sheet. If these benefits were recognized, they would have reduced income tax expense in 2011, 2010 and 2009 by $18.2 million, $22.2 million and $27.7 million, respectively, net of the federal benefit from state income taxes.

As of December 31, 2011, TDS believes it is reasonably possible that unrecognized tax benefits could decrease by approximately $9.1 million in the next twelve months. The nature of the uncertainty primarily relates to state income tax positions and their resolution or the expiration of statutes of limitation.

TDS recognizes accrued interest and penalties related to unrecognized tax benefits in Income tax expense. The amounts charged to Income tax expense related to interest and penalties resulted in a benefit in 2011 of $2.5 million, and expense in 2010 and 2009 of $1.8 million and $2.9 million, respectively. Net accrued interest and penalties were $15.0 million and $18.2 million at December 31, 2011 and 2010, respectively.

A summary of TDS' deferred tax asset valuation allowance is as follows:

	2011 (1)	2010	2009
(Dollars in thousands)
Balance at January 1,	$71,014	$63,870	$78,760
Charged to costs and expenses	(28,511)	(293)	(13,762)
Charged to other accounts	7,183	7,437	(1,128)
Balance at December 31,	$49,686	$71,014	$63,870

  As of December 31, 2011, the valuation allowance reduced current deferred tax assets by $1.0 million and noncurrent deferred tax assets by $48.7 million.

TDS and its subsidiaries file federal and state income tax returns. TDS remains subject to federal income tax audits for the tax years after 2007. With only a few exceptions, TDS is no longer subject to state income tax audits for years prior to 2007.